Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
Employee savings plan	(8)	(8)	(16)	(16)
Restricted share units (RSUs) and performance share units (PSUs)	(13)	(13)	(33)	(29)
Other (1)	(1)	(2)	(3)	(5)
Total share-based payments	(22)	(23)	(52)	(50)
(1) Includes deferred share plan, deferred share units and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments	RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2021	2,973,393
Granted	1,168,722
Dividends credited	90,362
Settled	(1,105,189)
Forfeited	(76,977)
Outstanding, June 30, 2021	3,050,311

Disclosure of number and weighted average exercise prices of share options
STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2021	15,650,234	59
Exercised(1)	(1,327,539)	55
Forfeited or expired	(245,288)	60
Outstanding, June 30, 2021	14,077,407	59
Exercisable, June 30, 2021	7,592,746	58
(1)The weighted average market share price for options exercised during the six months ended June 30, 2021 was $60.